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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05822

                            MFS CHARTER INCOME TRUST
               (Exact name of registrant as specified in charter)

              111 Huntington Avenue, Boston, Massachusetts 02199
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                             111 Huntington Avenue
                          Boston, Massachusetts  02199
                    (Name and address of agents for service)

      Registrant's telephone number, including area code: (617) 954-5000

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2013 - June 30, 2014

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ITEM 1. PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05822
Reporting Period: 07/01/2013 - 06/30/2014
MFS Charter Income Trust









=========================== MFS Charter Income Trust ===========================


ACCURIDE CORPORATION

Ticker:       ACW            Security ID:  00439T206
Meeting Date: APR 24, 2014   Meeting Type: Annual
Record Date:  MAR 05, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robin J. Adams           For       For          Management
1.2   Elect Director Keith E. Busse           For       Withhold     Management
1.3   Elect Director Richard F. Dauch         For       Withhold     Management
1.4   Elect Director Robert E. Davis          For       Withhold     Management
1.5   Elect Director Lewis M. Kling           For       For          Management
1.6   Elect Director John W. Risner           For       For          Management
1.7   Elect Director James R. Rulseh          For       Withhold     Management
2     Ratify Auditors                         For       For          Management
3     Amend Executive Incentive Bonus Plan    For       For          Management
4     Amend Omnibus Stock Plan                For       For          Management
5     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title): JOHN M. CORCORAN*
                          -------------------------------------
                          John M. Corcoran, Principal Executive
                          Officer & President

Date: August 25, 2014


*By (Signature and Title) /s/ Susan S. Newton
                          -------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 8th, 2013. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 56 filed with the SEC via EDGAR on July 26, 2013.